Debt - Schedule of Convertible Notes (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Debt Instrument [Line Items]
Amortization of discount		$ 23,009	$ 0
Convertible Debt
Debt Instrument [Line Items]
Contractually Stated Interest Expense	$ 400	900
Amortization of discount	$ 11,700	$ 24,300
Effective Interest Rate	35.83%	35.83%